Share-based compensation plans and shares held in trust (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

	$ million
	2023	2022	2021
Equity-settled [A]	700	807	539
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
Schedule of Share Awards Under the PSP and LTIP

	Number of A shares (million)	Number of B shares (million)	Number of ordinary shares (million) [B]	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2023			58	10	1.1
Granted			19	3
Vested			(17)	(3)
Forfeited			(2)	—
At December 31, 2023			58	10	0.9
At January 1, 2022	38	12		9	1.2
Assimilation of ordinary A and B shares into ordinary shares	(38)	(12)	50
Granted	—	—	28	4
Vested	—	—	(13)	(2)
Forfeited	—	—	(7)	(1)
At December 31, 2022	—	—	58	10	1.1
[A]As revised, includes notional dividends.
[B]On January 29, 2022, as part of the Simplification announced on December 20, 2021, the Company's A and B shares were assimilated into a single line of ordinary shares.